UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10555

PIMCO Corporate & Income Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2012

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

PIMCO Corporate & Income Strategy Fund Schedule of Investments

July 31, 2012 (unaudited)

Principal
Amount
(000s)		Value*
CORPORATE BONDS & NOTES—57.3%
Airlines—0.9%
$1,716	American Airlines Pass Through Trust, 10.375%, 1/2/21	$1,844,350
1,770	Continental Airlines Pass Through Trust, 9.798%, 10/1/22	1,894,040
	United Air Lines Pass Through Trust,
1,305	7.336%, 1/2/21 (a)(b)(d)(j)
	(acquisition cost-$1,305,258; purchased 6/19/07)	1,272,627
2,184	10.40%, 5/1/18	2,492,748
		7,503,765
Automotive—0.3%
1,500	Ford Motor Co., 9.98%, 2/15/47	2,098,125

Banking—8.1%
4,000	ABN Amro North American Holding Preferred Capital Repackage Trust I,
	6.523%, 11/8/12 (a)(d)(f)	3,780,000
2,400	AgFirst Farm Credit Bank, 7.30%, 8/30/12 (a)(b)(d)(f)(j)
	(acquisition cost-$1,904,000; purchased 2/26/10-3/2/10)	2,397,096
	Barclays Bank PLC,
7,760	10.179%, 6/12/21 (a)(d)(i)	9,287,284
£200	14.00%, 6/15/19 (f)	369,944
$5,000	BPCE S.A., 12.50%, 9/30/19 (a)(d)(f)	5,172,385
27,790	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.00%, 6/30/19 (a)(d)(f)(i)	35,691,864
	HBOS PLC,
4,000	0.667%, 9/6/17 (g)	2,976,000
2,000	6.75%, 5/21/18 (a)(d)	1,937,830
1,000	HSBC Capital Funding L.P., 10.176%, 6/30/30 (f)	1,320,000
	Regions Financial Corp.,
1,900	7.375%, 12/10/37	1,919,000
3,400	7.75%, 11/10/14	3,748,500
£1,200	Santander Finance Preferred S.A. Unipersonal, 11.30%, 7/27/14 (f)	1,676,722
		70,276,625
Building & Construction—0.4%
$1,000	Desarrolladora Homex SAB De C.V., 9.50%, 12/11/19 (a)(d)	1,048,800
1,700	Macmillan Bloedel Pembroke L.P., 7.70%, 2/15/26	1,947,940
		2,996,740
Consumer Products—0.2%
1,700	Reynolds Group Issuer, Inc., 9.00%, 4/15/19	1,738,250

Energy—0.3%
4,300	Dynegy Roseton LLC/Danskammer Pass Through Trust,
	7.67%, 11/8/16 (b)(e)	2,773,500

Financial Services—25.0%
2,300	AGFC Capital Trust I, 6.00%, 1/15/67, (converts to FRN on 1/15/17) (a)(d)	1,196,000
	Ally Financial, Inc.,
240	5.35%, 1/15/14	239,433
70	5.75%, 1/15/14	68,544
372	5.85%, 6/15/13	372,144
225	6.00%, 7/15/13	223,540
34	6.00%, 3/15/19	31,831
494	6.00%, 9/15/19	460,842
492	6.05%, 8/15/19	461,900
659	6.125%, 10/15/19	609,509
343	6.15%, 9/15/19	322,619

PIMCO Corporate & Income Strategy Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$5	6.15%, 10/15/19	$4,650
10	6.20%, 4/15/19	9,646
517	6.25%, 12/15/18	487,535
10	6.25%, 4/15/19	9,439
182	6.25%, 5/15/19	172,251
10	6.25%, 7/15/19	9,536
620	6.30%, 8/15/19	590,552
210	6.35%, 5/15/13	209,401
5	6.35%, 7/15/19	4,698
158	6.40%, 12/15/18	150,797
133	6.50%, 2/15/16	130,880
771	6.50%, 6/15/18	743,935
666	6.50%, 11/15/18	636,406
879	6.50%, 12/15/18	840,404
11	6.50%, 5/15/19	10,556
55	6.50%, 1/15/20	51,958
78	6.60%, 5/15/18	74,743
476	6.65%, 6/15/18	462,800
770	6.65%, 10/15/18	741,437
682	6.70%, 6/15/18	653,734
250	6.70%, 11/15/18	241,464
499	6.70%, 12/15/19	482,635
195	6.75%, 8/15/16	190,145
10	6.75%, 6/15/17	9,749
26	6.75%, 3/15/18	25,121
554	6.75%, 7/15/18	536,992
113	6.75%, 9/15/18	109,286
432	6.75%, 10/15/18	426,880
125	6.75%, 11/15/18	121,030
293	6.75%, 5/15/19	279,649
209	6.75%, 6/15/19	201,930
682	6.80%, 9/15/18	654,789
135	6.80%, 10/15/18	130,776
30	6.85%, 5/15/18	28,842
80	6.875%, 7/15/18	77,658
133	6.90%, 6/15/17	128,961
535	6.90%, 7/15/18	525,142
320	6.90%, 8/15/18	314,195
10	7.00%, 8/15/16	9,826
133	7.00%, 2/15/18	129,406
2,262	7.00%, 5/15/18	2,207,701
60	7.00%, 8/15/18	59,029
975	7.00%, 9/15/18	952,740
560	7.00%, 11/15/23	546,796
107	7.05%, 3/15/18	103,224
1,771	7.05%, 4/15/18	1,729,833
105	7.125%, 10/15/17	103,281
148	7.15%, 6/15/16	147,854
143	7.15%, 9/15/18	140,728
210	7.15%, 1/15/25	207,255
270	7.25%, 9/15/17	266,048
214	7.25%, 4/15/18	212,404

PIMCO Corporate & Income Strategy Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$1,515	7.25%, 8/15/18	$1,483,088
385	7.25%, 9/15/18	381,486
50	7.25%, 3/15/25	49,310
227	7.30%, 12/15/17	222,565
61	7.30%, 1/15/18	60,034
12,781	7.375%, 11/15/16	12,616,240
80	7.375%, 4/15/18	78,892
20	7.40%, 12/15/17	19,758
16	7.50%, 11/15/16	15,871
45	7.50%, 11/15/17	44,040
23	7.50%, 12/15/17	22,494
27	7.625%, 11/15/12	27,137
266	9.00%, 7/15/20	266,350
2,000	American Express Co., 6.80%, 9/1/66, (converts to FRN on 9/1/16)	2,132,500
445	Bank of America Corp., 6.50%, 8/1/16	502,933
	BNP Paribas S.A. (f),
6,700	7.195%, 6/25/37 (a)(d)(i)	6,137,200
€350	7.781%, 7/2/18	406,955
$1,790	Capital One Bank USA N.A., 8.80%, 7/15/19	2,310,439
1,500	Capital One Capital V, 10.25%, 8/15/39	1,560,000
3,300	Capital One Capital VI, 8.875%, 5/15/40	3,374,418
878	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(d)	905,435
	Citigroup, Inc.,
CAD 1,300	5.365%, 3/6/36 (a)(b)(j)
	(acquisition cost-$1,126,438; purchased 5/19/11)	1,089,083
$300	6.125%, 8/25/36	310,606
	Credit Agricole S.A. (f),
€2,000	7.875%, 10/26/19	1,998,858
$21,400	8.375%, 10/13/19 (a)(d)(i)	18,939,000
£500	General Electric Capital Corp.,
	6.50%, 9/15/67, (converts to FRN on 9/15/17) (a)(d)	764,327
	Goldman Sachs Group, Inc.,
$4,000	6.45%, 5/1/36 (i)	4,024,228
7,000	6.75%, 10/1/37	7,233,107
	International Lease Finance Corp.,
2,900	6.75%, 9/1/16 (a)(d)	3,197,250
1,000	8.625%, 9/15/15	1,131,250
7,300	JPMorgan Chase & Co., 7.90%, 4/30/18 (f)	8,084,144
	LBG Capital No.1 PLC,
€300	7.375%, 3/12/20	314,601
£100	7.588%, 5/12/20	136,011
£200	7.867%, 12/17/19	274,907
£400	7.869%, 8/25/20	550,943
$12,700	7.875%, 11/1/20 (a)(d)	12,038,762
17,500	8.00%, 6/15/20 (a)(d)(f)	15,618,750
8,500	8.50%, 12/17/21 (a)(d)(f)	7,905,000
£300	11.04%, 3/19/20	478,234
	LBG Capital No.2 PLC,
€400	8.875%, 2/7/20	460,465
£3,100	9.125%, 7/15/20	4,414,157
£500	9.334%, 2/7/20	745,905
$3,500	National City Preferred Capital Trust I, 12.00%, 12/10/12 (f)	3,610,719

PIMCO Corporate & Income Strategy Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$5,200	PNC Financial Services Group, Inc., 6.75%, 8/1/21 (f)	$5,655,879
	Royal Bank of Scotland Group PLC (f),
1,000	6.99%, 10/5/17 (a)(d)	825,000
1,500	7.64%, 9/29/17	1,102,500
4,100	7.648%, 9/30/31	3,608,000
	SLM Corp.,
5,900	8.00%, 3/25/20	6,652,250
19,500	8.45%, 6/15/18	22,327,500
	Springleaf Finance Corp.,
€1,500	4.125%, 11/29/13	1,739,478
$2,200	5.40%, 12/1/15	1,903,000
500	6.50%, 9/15/17	408,750
3,000	6.90%, 12/15/17	2,460,000
1,800	State Street Capital Trust III, 5.458%, 8/30/12 (f)	1,810,800
900	USB Capital IX, 3.50%, 8/30/12 (f)	744,597
12,100	Wachovia Capital Trust III, 5.570%, 8/30/12 (f)(i)	12,024,375
7,000	Wells Fargo & Co., 7.98%, 3/15/18 (f)	7,875,000
		216,357,670
Healthcare & Hospitals—1.8%
	HCA, Inc.,
10,000	7.875%, 2/15/20	11,300,000
3,600	8.50%, 4/15/19	4,074,750
		15,374,750
Hotels/Gaming—0.5%
	MGM Resorts International,
700	10.375%, 5/15/14	798,000
1,050	11.125%, 11/15/17	1,178,625
2,177	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(d)	2,324,069
		4,300,694
Insurance—16.6%
1,400	American General Institutional Capital A, 7.57%, 12/1/45 (a)(d)	1,477,000
9,000	American General Institutional Capital B, 8.125%, 3/15/46 (a)(d)	9,562,500
	American International Group, Inc.,
14,000	6.25%, 3/15/87, (converts to FRN on 3/15/37) (i)	13,720,000
£6,911	6.765%, 11/15/17 (a)(d)	12,209,441
MXN 16,000	7.98%, 6/15/17	1,177,541
€2,000	8.00%, 5/22/68, (converts to FRN on 5/22/18)	2,534,623
$46,750	8.175%, 5/15/68, (converts to FRN on 5/15/38) (i)	53,528,750
12,700	8.25%, 8/15/18 (i)	15,689,694
£500	8.625%, 5/22/68, (converts to FRN on 5/22/18) (a)(d)	821,601
£3,400	8.625%, 5/22/68, (converts to FRN on 5/22/18)	5,586,884
$5,100	Dai-ichi Life Insurance Co., Ltd., 7.25%, 7/25/21 (a)(d)(f)(i)	5,476,120
9,000	MetLife Capital Trust IV, 7.875%, 12/15/67, (converts to FRN on 12/15/37) (a)(d)	10,305,000
6,800	Pacific Life Insurance Co., 7.90%, 12/30/23 (a)(d)(i)	8,497,634

PIMCO Corporate & Income Strategy Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Insurance (continued)
$2,500	Validus Holdings Ltd., 8.875%, 1/26/40	$2,888,223
		143,475,011
Metals & Mining—0.5%
4,000	Gerdau Holdings, Inc., 7.00%, 1/20/20 (a)(d)(i)	4,610,000

Paper/Paper Products—0.1%
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (a)(d)	599,250

Telecommunications—1.9%
1,700	CenturyLink, Inc., 6.00%, 4/1/17	1,849,501
8,200	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30	9,482,550
5,360	Qwest Corp., 7.20%, 11/10/26	5,440,400
		16,772,451
Utilities—0.7%
3,900	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (a)(d)	4,109,625
1,215	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (a)(d)	1,008,450
1,100	PPL Capital Funding, Inc., 6.70%, 3/30/67, (converts to FRN on 3/30/17)	1,125,865
		6,243,940
	Total Corporate Bonds & Notes (cost—$416,475,924)	495,120,771

MUNICIPAL BONDS—21.8%
California—11.7%
9,000	Alameda Cnty. Joint Powers Auth. Rev., 7.046%, 12/1/44, Ser. A	11,719,440
4,200	City & Cnty. of San Francisco, Capital Improvement Projects, CP,
	6.487%, 11/1/41, Ser. D	4,812,528
1,800	Long Beach Redev. Agcy., Tax Allocation, 8.36%, 8/1/40	2,014,524
7,700	Los Angeles Cnty. Public Works Financing Auth. Rev., 7.618%, 8/1/40	10,125,115
2,400	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	2,907,720
9,820	Riverside Cnty. Dev. Agcy., Tax Allocation, 7.50%, 10/1/30, Ser. A-T	10,388,578
2,100	San Luis Obispo Cnty. Rev., zero coupon, 9/1/27, Ser. C (NPFGC)	964,152
	State Public Works Board Rev.,
16,855	7.804%, 3/1/35, Ser. B-2	19,962,051
20,000	8.361%, 10/1/34, Ser. G-2	26,227,600
5,000	State, GO, 7.95%, 3/1/36	5,997,450
7,400	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	6,212,152
		101,331,310
Colorado—0.8%
5,000	Denver Public Schools, CP, 7.017%, 12/15/37, Ser. B	6,758,950

District of Columbia—1.8%
13,000	Metropolitan Airports Auth. Rev., 7.462%, 10/1/46	15,842,840

Louisiana—0.3%
	New Orleans, Public Improvements, GO, Ser. A,
800	8.30%, 12/1/29	922,560
820	8.55%, 12/1/34	931,995
300	8.80%, 12/1/39	343,437
		2,197,992

PIMCO Corporate & Income Strategy Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Ohio—4.2%
$24,000	American Municipal Power, Inc. Rev.,
	Comb Hydroelectric Projects, 8.084%, 2/15/50, Ser. B	$36,182,880

Pennsylvania—0.1%
2,000	Philadelphia Auth. for Industrial Dev. Rev.,
	zero coupon, 4/15/26, Ser. B (AMBAC)	838,160

Texas—2.9%
4,000	Dallas Convention Center Hotel Dev. Corp. Rev., 7.088%, 1/1/42	4,888,200
17,200	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	20,185,748
		25,073,948
	Total Municipal Bonds (cost—$160,274,582)	188,226,080

MORTGAGE-BACKED SECURITIES—10.9%
972	American Home Mortgage Assets LLC, 0.476%, 9/25/46, CMO (g)	121,031
324	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	233,794
7,428	Banc of America Funding Corp., 6.00%, 3/25/37, CMO	5,990,126
	BCAP LLC Trust, CMO (a)(d)(g),
2,500	5.539%, 3/26/37	277,751
1,520	11.329%, 6/26/36	273,581
	Bear Stearns Alt-A Trust, CMO (g),
2,618	2.811%, 11/25/36	1,443,413
1,997	3.071%, 9/25/35	1,259,921
	Chase Mortgage Finance Corp., CMO,
30	2.734%, 12/25/35 (g)	26,001
2,722	6.00%, 7/25/37	2,318,610
3,509	Citicorp Mortgage Securities, Inc., 6.00%, 6/25/36, CMO	3,554,358
	Countrywide Alternative Loan Trust, CMO,
810	5.50%, 3/25/35	636,638
392	5.50%, 3/25/36	256,403
1,971	5.75%, 3/25/37	1,441,155
1,046	6.00%, 2/25/35	935,057
1,334	6.00%, 7/25/37	1,048,196
2,591	6.00%, 8/25/37	1,707,600
1,179	6.50%, 8/25/36	721,579
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
746	2.87%, 9/20/36 (g)	386,265
2,471	5.50%, 10/25/35	2,392,137
2,572	5.75%, 3/25/37	2,144,702
1,682	6.00%, 2/25/37	1,414,084
1,513	6.00%, 3/25/37	1,272,945
475	6.00%, 4/25/37	406,593
	Credit Suisse Mortgage Capital Certificates, CMO,
1,516	6.00%, 2/25/37	1,212,986
3,553	6.00%, 6/25/37	2,938,033
	GSR Mortgage Loan Trust, CMO,
640	5.50%, 5/25/36	530,711

PIMCO Corporate & Income Strategy Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
$8,325	6.00%, 2/25/36	$7,655,883
2,500	JPMorgan Alternative Loan Trust, 6.31%, 8/25/36, CMO	1,691,101
	JPMorgan Mortgage Trust, CMO,
3,979	5.00%, 3/25/37	3,121,817
2,001	5.419%, 1/25/37 (g)	1,628,772
711	6.00%, 8/25/37	616,687
5,261	Morgan Stanley Mortgage Loan Trust, 6.00%, 2/25/36, CMO	4,448,148
9,673	New Century Alternative Mortgage Loan Trust, 6.173%, 7/25/36, CMO (g)	6,632,048
1,269	Residential Accredit Loans, Inc., 0.476%, 5/25/37, CMO (g)	276,236
2,709	Residential Asset Mortgage Products, Inc., 6.50%, 12/25/31, CMO	2,783,435
938	Residential Asset Securitization Trust, 6.00%, 9/25/36, CMO	530,159
	Residential Funding Mortgage Securities I, CMO,
2,359	6.00%, 1/25/37	1,959,926
2,752	6.25%, 8/25/36	2,372,136
972	Sequoia Mortgage Trust, 2.666%, 2/20/47, CMO (g)	775,696
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO (g),
2,084	5.49%, 4/25/37	1,627,996
1,154	5.812%, 2/25/37	852,769
	WaMu Mortgage Pass Through Certificates, CMO (g),
717	2.512%, 9/25/36	501,800
1,111	2.616%, 7/25/37	741,575
1,944	5.315%, 2/25/37	1,737,556
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO (g),
972	0.907%, 4/25/47	76,896
1,315	0.987%, 5/25/47	239,589
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
7,130	2.613%, 7/25/36 (g)	5,701,277
11,008	2.615%, 10/25/36 (g)	8,596,878
1,303	2.618%, 7/25/36 (g)	1,009,504
232	2.622%, 5/25/36 (g)	182,006
592	2.666%, 4/25/36 (g)	494,921
1,400	5.66%, 10/25/36 (g)	1,273,565
1,659	6.00%, 7/25/37	1,662,831
	Total Mortgage-Backed Securities (cost—$89,806,027)	94,134,877

Shares
PREFERRED STOCK—3.0%
Banking—0.2%
30,200	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(d)(f)(j)(k)
	(acquisition cost-$1,678,450; purchased 2/26/10-2/1/11)	1,558,320

Financial Services—2.5%
100,000	Ally Financial, Inc., 8.50%, 5/15/16, Ser. A (f)(k)	2,325,000
250,000	Citigroup Capital XIII, 7.875%, 10/30/15 (k)	6,847,500
512,000	GMAC Capital Trust I, 8.125%, 2/15/16, Ser. 2 (k)	12,482,560
		21,655,060
Real Estate Investment Trust—0.3%
2,500	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a)(d)(f)	2,807,515
	Total Preferred Stock (cost—$25,937,200)	26,020,895

PIMCO Corporate & Income Strategy Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
SENIOR LOANS (a)(c)—2.2%
Financial Services—2.2%
$20,000	Springleaf Finance Corp., 5.50%, 5/10/17 (cost—$19,919,194)	$19,108,340

Shares
CONVERTIBLE PREFERRED STOCK—2.0%
Financial Services—1.1%
8,050	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (f)	9,313,850

Utilities—0.9%
	PPL Corp.,
53,400	8.75%, 5/1/14	2,876,124
90,000	9.50%, 7/1/13	4,891,500
		7,767,624
	Total Convertible Preferred Stock (cost—$12,276,951)	17,081,474

Principal
Amount
(000s)
ASSET-BACKED SECURITIES—0.4%
$2,200	GSAA Trust, 6.295%, 6/25/36	1,271,251
1,748	Mid-State Trust, 6.34%, 10/15/36	1,722,372
1,381	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47 (g)	934,726
	Total Asset-Backed Securities (cost—$3,874,805)	3,928,349

SHORT-TERM INVESTMENTS—2.4%
Sovereign Debt Obligations—0.4%
Mexico—0.4%
MXN 40,000	Mexico Cetes, zero coupon, 8/23/12 (cost—$2,874,873)	2,999,913

U.S. Treasury Obligations (h)(l)—0.0%
	U.S. Treasury Bills,
280	0.173%, 7/25/13 (cost—$279,525)	279,555

Repurchase Agreements—2.0%
16,600	Barclays Capital, Inc., dated 7/31/12, 0.17%-0.20%, due 8/1/12, proceeds $16,600,084; collateralized by U.S. Treasury Bonds, 4.625%, due 2/15/40, valued at $5,734,178 and U.S. Treasury Notes, 2.00%-2.125%, due 8/15/21-2/15/22, valued at $11,225,924 including accrued interest	16,600,000

PIMCO Corporate & Income Strategy Fund Schedule of Investments

July 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
$730	State Street Bank & Trust Co., dated 7/31/12, 0.01%, due 8/1/12, proceeds $730,000; collateralized by Fannie Mae, 1.75%, due 2/22/13, valued at $747,039 including accrued interest	$730,000
	Total Repurchase Agreements (cost—$17,330,000)	17,330,000
	Total Short-Term Investments (cost—$20,484,398)	20,609,468

	Total Investments (cost—$749,049,081) (m)—100.0%	$864,230,254

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees has adopted methods for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager and Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Valuation Committee has been established by the Board of Trustees to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board of Trustees as instructed. The Sub-Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board of Trustees. The Board of Trustees shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Benchmark pricing procedures are used as the basis for setting the base price of a fixed-income security and for subsequently adjusting the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. The validity of the fair value is reviewed by the Sub-Adviser on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be reliable of fair value, the Sub-Adviser may elect to obtain market quotations (“broker quotes”) directly from a broker-dealer.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $214,229,890, representing 24.8% of total investments.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is are ordinarily contractually obligated to receive approval from the agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2012.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Perpetual maturity. The date shown is the next call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(g)	Variable or Floating Rate Security — Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on July 31, 2012.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(i)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

(j)	Restricted. The aggregate acquisition cost of such securities is $6,014,146 and the aggregate market value is $6,317,126, representing 0.7% of total investments.

(k)	Dividend rate is fixed until the first call date and variable thereafter.

(l)	Rates reflect the effective yields at purchase date.

(m)

At July 31, 2012, the cost basis of portfolio securities for federal income tax purposes was $749,470,852. Gross unrealized appreciation was $125,544,275; gross unrealized depreciation was $10,784,873; and net unrealized appreciation was $114,759,402. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Glossary:

AMBAC—insured by American Municipal Bond Assurance Corp.

£—British Pound

CAD—Canadian Dollar

CMO—Collateralized Mortgage Obligation

CP—Certificates of Participation

€—Euro

FRN—Floating Rate Note

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

MXN—Mexican Peso

NPFGC—insured by National Public Finance Guarantee Corp.

Other Investments:

(A)  Forward foreign currency contracts outstanding at July 31, 2012:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	July 31, 2012	(Depreciation)
Purchased:
11,234,857 Brazilian Real settling 8/2/12	Barclays Bank	$5,509,539	$5,482,558	$(26,981)
642,630 Brazilian Real settling 8/2/12	HSBC Bank	313,493	313,600	107
625,291 Brazilian Real settling 8/2/12	JPMorgan Chase	306,831	305,139	(1,692)
111,331 Brazilian Real settling 8/2/12	UBS	55,402	54,329	(1,073)
135,000 British Pound settling 9/4/12	Barclays Bank	209,146	211,656	2,510
327,000 British Pound settling 8/2/12	Citigroup	504,102	512,687	8,585
17,241,000 British Pound settling 8/2/12	JPMorgan Chase	26,995,958	27,031,307	35,349
7,504,000 Euro settling 8/2/12	Deutsche Bank	9,199,154	9,232,920	33,766
1,609,000 Euro settling 10/15/12	UBS	1,982,426	1,981,535	(891)
14,978,572 Mexican Peso settling 8/15/12	HSBC Bank	1,117,304	1,124,969	7,665
562,718 Mexican Peso settling 8/15/12	UBS	40,941	42,263	1,322
Sold:
11,234,857 Brazilian Real settling 8/2/12	Barclays Bank	5,746,142	5,482,557	263,585
642,630 Brazilian Real settling 8/2/12	HSBC Bank	310,000	313,600	(3,600)
625,291 Brazilian Real settling 8/2/12	JPMorgan Chase	305,035	305,139	(104)
111,331 Brazilian Real settling 8/2/12	UBS	54,310	54,329	(19)
111,331 Brazilian Real settling 10/2/12	UBS	54,867	53,727	1,140
17,241,000 British Pound settling 9/4/12	JPMorgan Chase	26,994,217	27,030,790	(36,573)
17,568,000 British Pound settling 8/2/12	UBS	27,412,492	27,543,994	(131,502)
1,063,000 Canadian Dollar settling 9/20/12	UBS	1,034,137	1,058,865	(24,728)
7,531,000 Euro settling 8/2/12	BNP Paribas	9,401,173	9,266,140	135,033
7,504,000 Euro settling 10/15/12	Deutsche Bank	9,207,971	9,241,416	(33,445)
1,378,000 Mexican Peso settling 8/15/12	Barclays Bank	100,000	103,495	(3,495)
1,378,600 Mexican Peso settling 8/15/12	HSBC Bank	100,000	103,540	(3,540)
14,978,572 Mexican Peso settling 12/3/12	HSBC Bank	1,106,165	1,113,226	(7,061)
10,028,490 Mexican Peso settling 8/15/12	JPMorgan Chase	767,173	753,192	13,981
2,756,200 Mexican Peso settling 8/15/12	Morgan Stanley	200,000	207,005	(7,005)
1,100,000 Mexican Peso settling 8/23/12	Morgan Stanley	79,040	82,554	(3,514)
38,462,972 Mexican Peso settling 8/23/12	UBS	2,771,578	2,886,616	(115,038)
				$102,782

At July 31, 2012, the Fund held $785,000 in cash as collateral for derivative contracts.

Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(B) Open reverse repurchase agreements at July 31, 2012:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	0.80%	6/22/12	9/24/12	25,973,067	25,950,000
Deutsche Bank	0.65	5/7/12	8/10/12	22,629,083	22,594,000
	0.65	6/15/12	9/17/12	4,963,208	4,959,000
Royal Bank of Canada	0.818	6/7/12	9/7/12	24,058,028	24,028,000
UBS	0.50	5/7/12	8/7/12	3,721,440	3,717,000
	0.54	6/15/12	9/18/12	13,262,343	13,253,000
	0.55	5/2/12	8/2/12	7,883,946	7,873,000
	0.55	7/31/12	10/26/12	1,186,000	1,186,000
	0.57	6/15/12	9/18/12	10,785,020	10,777,000
	0.58	5/7/12	8/7/12	1,674,317	1,672,000
	0.58	6/7/12	8/29/12	3,634,217	3,631,000
	0.58	7/2/12	10/4/12	4,377,115	4,375,000
					124,015,000

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended July 31, 2012 was $141,992,668 at a weighted average interest rate of 0.73%. The total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at July 31, 2012 was $136,304,995.

At July 31, 2012, the Fund held $1,247,703 in principal value of U.S. Treasury Obligations and $2,890,000 in Corporate Bonds & Notes, respectively, as collateral for reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Fund’s Schedule of Investments.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs.

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single source broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of senior loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the six months ended July 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at July 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments and Other Investments for more detailed information on Investments in Securities and Other Financial Instruments):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	7/31/12
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$3,166,667	$4,337,098	$7,503,765
Energy	—	—	2,773,500	2,773,500
All Other	—	484,843,506	—	484,843,506
Municipal Bonds	—	188,226,080	—	188,226,080
Mortgage-Backed Securities	—	93,861,296	273,581	94,134,877
Preferred Stock:
Banking	—	—	1,558,320	1,558,320
Real Estate Investment Trust	—	2,807,515	—	2,807,515
All Other	$21,655,060	—	—	21,655,060
Senior Loans	—	19,108,340	—	19,108,340
Convertible Preferred Stock	17,081,474	—	—	17,081,474
Asset-Backed Securities	—	3,928,349	—	3,928,349
Short-Term Investments	—	20,609,468	—	20,609,468
Total Investments in Securities - Assets	$38,736,534	$816,551,221	$8,942,499	$864,230,254
Other Financial Instruments* - Assets
Foreign Exchange Contracts	—	$503,043	—	$503,043
Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(400,261)	—	$(400,261)
Total Investments	$38,736,534	$816,654,003	$8,942,499	$864,333,036

*Other financial instruments are forward foreign currency contracts, not reflected in the Schedule of Investments, valued at the unrealized appreciation (depreciation) of the instrument.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended July 31, 2012, was as follows:

						Net Change
	Beginning			Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Realized	Appreciation/	into	out of	Balance
	10/31/11	Purchases	Sales	(Premiums)	Gain (Loss)	Depreciation	Level 3**	Level 3***	7/31/12
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$8,183,459	—	$(862,349)	$(2,340)	$(2,602)	$187,597	—	$(3,166,667)	$4,337,098
Energy	2,494,000	—	—	2,432	—	277,068	—	—	2,773,500
Financial Services	1,782,000	—	(1,611,500)	3	(1,686,164)	1,515,661	—	—	—
Transportation	673,746	—	(666,250)	(559)	(4,401)	(2,536)	—	—	—
Mortgage-Backed Securities	432,166	—	(455,466)	111,159	386,662	76,811	—	(277,751)	273,581
Preferred Stock: Banking	—	—	—	—	—	—	$1,558,320	—	1,558,320
Total Investments	$13,565,371	—	$(3,595,565)	$110,695	$(1,306,505)	$2,054,601	1,558,320	$(3,444,418)	$8,942,499

**Transferred out of Level 2 into Level 3 because a broker quote was unobservable.

***Transferred out of Level 3 into Level 2 because independent prices became available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at July 31, 2012 was $411,511.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at July 31, 2012.

	Ending Balance	Valuation	Unobservable
	at 7/31/12	Technique Used	Inputs	Input Values
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$4,337,098	Third-Party pricing vendor	Broker quote	107.48-114.13
Energy	$2,773,500	Third-Party pricing vendor	Broker quote	$64.50
Mortgage-Backed Securities	273,581	Third-Party pricing vendor	Broker quote	$18.00
Preferred Stock:
Banking	1,558,320	Third-Party pricing vendor	Broker quote	$51.60
Total Investments	$8,942,499

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.3a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate & Income Strategy Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 19, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 19, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 19, 2012